Fixed Assets - Vessel acquisitions (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Consideration	$ 315,121	$ 1,200,978	$ 336,335
Debt (Note 8)	2,369,880	2,413,335
Advances	$ 54,000	54,000
Total [Member]
Property, Plant and Equipment [Line Items]
Consideration		1,204,000
Debt (Note 8)		862,000
Umbrella Seller's Credit (Note 8)		134,764
Advances		120,400
Cash		$ 86,836
LNG/ C Axios II [Member]
Property, Plant and Equipment [Line Items]
Delivery Date		January 2, 2024
Consideration		$ 314,000
Debt (Note 8)		190,000
Umbrella Seller's Credit (Note 8)		92,600
Advances		31,400
Cash		$ 0
L N G Assos [Member]
Property, Plant and Equipment [Line Items]
Delivery Date		May 31, 2024
Consideration		$ 277,000
Debt (Note 8)		240,000
Umbrella Seller's Credit (Note 8)		0
Advances		27,700
Cash		$ 9,300
L N G Aktoras [Member]
Property, Plant and Equipment [Line Items]
Delivery Date		June 5, 2024
Consideration		$ 311,000
Debt (Note 8)		240,000
Umbrella Seller's Credit (Note 8)		39,900
Advances		31,100
Cash		$ 0
L N G Apostolos [Member]
Property, Plant and Equipment [Line Items]
Delivery Date		June 28, 2024
Consideration		$ 302,000
Debt (Note 8)		192,000
Umbrella Seller's Credit (Note 8)		2,264
Advances		30,200
Cash		$ 77,536